Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Motion Picture Segment | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					128.2	44.2	38.0
Television Production
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 404.6	$ 248.4	$ 1,062.5	$ 860.7	1,330.1	1,760.1	1,531.0
Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 417.7	$ 731.3	$ 610.2